Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.27%
Five Years	3.03%
Ten Years	9.90%
Inception Date	Nov. 01, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.38%
Five Years	3.13%
Ten Years	10.03%
Inception Date	Nov. 12, 2001
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.12%
Five Years	3.73%
Since Inception	5.53%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.37%
Five Years	3.25%
Since Inception	5.87%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.35%
Five Years	2.81%
Since Inception	5.06%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.29%
Five Years	2.33%
Since Inception	5.80%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	1.88%
Since Inception	4.57%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.16%
Five Years	1.66%
Since Inception	6.03%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.56%
Five Years	1.73%
Since Inception	4.39%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.71%
Since Inception	6.39%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.71%
Since Inception	4.46%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Since Inception	11.67%
Inception Date	Aug. 18, 2010
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.23%
Five Years	4.87%
Since Inception	5.62%
Inception Date	Oct. 27, 2003
Return After Taxes on Distributions | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.86%
Five Years	2.47%
Ten Years	9.32%
Return After Taxes on Distributions | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.42%
Five Years	2.94%
Since Inception	4.80%
Return After Taxes on Distributions | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.70%
Five Years	2.53%
Since Inception	5.16%
Return After Taxes on Distributions | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.75%
Five Years	2.19%
Since Inception	4.48%
Return After Taxes on Distributions | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.72%
Five Years	1.75%
Since Inception	5.22%
Return After Taxes on Distributions | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.71%
Five Years	1.39%
Since Inception	4.11%
Return After Taxes on Distributions | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.66%
Five Years	1.18%
Since Inception	5.57%
Return After Taxes on Distributions | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.08%
Five Years	1.29%
Since Inception	3.96%
Return After Taxes on Distributions | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.09%
Five Years	1.23%
Since Inception	5.94%
Return After Taxes on Distributions | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.11%
Five Years	1.24%
Since Inception	4.01%
Return After Taxes on Distributions | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.17%
Since Inception	11.23%
Return After Taxes on Distributions | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.48%
Five Years	3.93%
Since Inception	4.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.47%
Five Years	2.47%
Ten Years	8.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.77%
Five Years	2.78%
Since Inception	4.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.63%
Five Years	2.42%
Since Inception	4.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.30%
Five Years	2.11%
Since Inception	4.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.95%
Five Years	1.73%
Since Inception	4.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.59%
Five Years	1.41%
Since Inception	3.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.23%
Five Years	1.24%
Since Inception	5.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.49%
Five Years	1.32%
Since Inception	3.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.51%
Five Years	1.28%
Since Inception	5.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.50%
Five Years	1.29%
Since Inception	3.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.45%
Since Inception	9.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.47%
Five Years	3.65%
Since Inception	4.23%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	5.34%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	5.34%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	5.34%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	5.34%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Since Inception	4.76%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.22%
Five Years	5.95%
Since Inception	5.34%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.42%
Five Years	4.83%
Since Inception	5.62%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.51%
Five Years	3.16%
Since Inception	5.84%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.44%
Five Years	2.39%
Since Inception	5.86%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.27%
Five Years	1.70%
Since Inception	6.10%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.72%
Since Inception	6.44%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	6.42%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	6.42%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	6.42%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	6.42%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Since Inception	14.62%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	6.42%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.72%
Since Inception	4.48%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.72%
Since Inception	4.41%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.36%
Five Years	1.91%
Since Inception	4.63%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.51%
Five Years	2.85%
Since Inception	5.11%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.28%
Five Years	3.68%
Since Inception	5.49%
Target Retirement 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Since Inception	11.74%